Leases - Lease liability (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Lease liabilities [abstract]
Current lease liabilities	$ 1,032	$ 265
Non-current lease liabilities	1,140	454
Lease liabilities	$ 2,172	$ 719